Fees Summary	Mar. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,000,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,360,304.76
Total Offset Amount	0.00
Net Fee	$ 2,360,304.76